Commitments and contingencies	12 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies
Commitments and contingencies

Commitments

The Company has entered into various operating and capital leases for premises and equipment. The future aggregate minimum payments are as follows:

	Operating Leases	Capital Leases	Total
	$	$	$

Less than 1 year	8,137	3,362	11,499
1 to 5 years	21,271	3,227	24,498
Beyond 5 years	11,065	—	11,065
Total	40,473	6,589	47,062

The Company has entered into various contracts to buy broadcast rights with future commitments totaling $13,966.

Contingencies

The Company is, from time-to-time, involved in various claims, legal proceedings and complaints arising in the normal course of business and as such, provisions have been recorded where appropriate. Management does not believe that the final determination of these claims will have a material adverse effect on the financial position or results of operations of the Company.